Stockholders' Equity (Deficiency) (Details) - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of Warrants
Number of Warrants Outstanding and Exercisable beginning	3,629,776	454,600
Number of Warrants Issued	4,310,714	3,675,176
Number of Warrants Exercised	(325,000)	(500,000)
Number of Warrants Cancelled
Number of Warrants Outstanding and Exercisable ending	7,615,490	3,629,776
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding and Exercisable, beginning	$ 2.80	$ 3.23
Weighted Average Exercise Price Issued	1.78	2.79
Weighted Average Exercise Price Exercised	$ 2.00	$ 3.00
Weighted Average Exercise Price Cancelled
Weighted Average Exercise Price Outstanding and Exercisable ending	$ 2.26	$ 2.80
Weighted Average Remaining Life In Years
Weighted Average Remaining Life In Years Outstanding, beginning	4 years 6 months 4 days	4 years 11 months 19 days
Weighted Average Remaining Life In Years Issued	4 years 15 days	4 years 6 months 4 days
Weighted Average Remaining Life In Years Exercisable	3 years 9 months 29 days	4 years 6 months 4 days
Intrinsic Value
Intrinsic Value Outstanding and Exercisable, beginning	$ 283,828	$ 351,300
Intrinsic Value Outstanding and Exercisable, ending		$ 283,828